Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Financial Assets and Liabilities by Category of Financial Instruments
Financial assets

	2025

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	1,224	-	1,224	622	1,846
Trade receivables (2)	1,740	-	1,740	-	1,740
Investments in financial assets	-	262	262	-	262
Cash and cash equivalents	527	406	933	-	933

	3,491	668	4,159	622	4,781

	2024

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	293	-	293	622	915
Trade receivables (2)	1,487	-	1,487	195	1,682
Investments in financial assets	-	390	390	-	390
Cash and cash equivalents	679	439	1,118	-	1,118

	2,459	829	3,288	817	4,105

	2023

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	232	-	232	308	540
Trade receivables (2)	1,063	-	1,063	-	1,063
Investments in financial assets	158	114	272	-	272
Cash and cash equivalents	1,027	96	1,123	-	1,123

	2,480	210	2,690	308	2,998

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
Financial liabilities

	2025

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	571	-	571	-	571
Loans	10,581	-	10,581	-	10,581
Other liabilities	771	-	771	1	772
Accounts payable	2,232	-	2,232	12	2,244

	14,155	-	14,155	13	14,168

	2024

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	776	-	776	-	776
Loans	8,942	-	8,942	-	8,942
Other liabilities	216	-	216	268	484
Accounts payable	2,873	-	2,873	12	2,885

	12,807	-	12,807	280	13,087

	2023

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	666	-	666	-	666
Loans	8,190	-	8,190	-	8,190
Other liabilities	232	-	232	2	234
Accounts payable	2,317	-	2,317	7	2,324

	11,405	-	11,405	9	11,414

Summary of Gains and Losses on Financial and non-financial Instruments
Gains and losses on financial and
non-financial
instruments are allocated to the following categories:

	2025
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	105	-	105
Financial costs	(1,087)	-	(1,087)
Net exchange differences	20	(60)	(40)
Result on financial assets at fair value with changes in profit or loss	-	132	132
Result from derivative financial instruments	-	1	1
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from net monetary position	(63)	-	(63)

	(1,025)	73	(952)

	2024
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	134	-	134
Financial costs	(1,169)	-	(1,169)
Net exchange differences (1)	(60)	(31)	(91)
Result on financial assets at fair value with changes in profit or loss	-	232	232
Result from derivative financial instruments	-	(1)	(1)
Export Increase Program (2)	-	3	3
Result from transactions with financial assets	-	(3)	(3)
Result from net monetary position	39	-	39

	(1,056)	200	(856)

	2023
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	334	-	334
Financial costs	(1,149)	-	(1,149)
Net exchange differences (1)	160	(236)	(76)
Result on financial assets at fair value with changes in profit or loss	-	289	289
Result from derivative financial instruments	-	7	7
Export Increase Program (2)	-	22	22
Result from transactions with financial assets	-	32	32
Result from net monetary position	37	-	37

	(618)	114	(504)

(1)	See Note 2.d).
(2)	See Note 35.j).

Summary of Company's Financial Assets Measured at Fair Value
The tables below present the Group’s financial assets measured at fair value through profit or loss as of December 31, 2025, 2024 and 2023, and their allocation to their fair value hierarchy levels:

	2025
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	250	-	-	250
- Private securities - NO	12	-	-	12

	262	-	-	262

Cash and cash equivalents:
- Mutual funds	382	-	-	382
- Public securities	24	-	-	24

	406	-	-	406

	668	-	-	668

	2024
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	381	-	-	381
- Private securities - NO	9	-	-	9

	390	-	-	390

Cash and cash equivalents:
- Mutual funds	439	-	-	439
- Public securities	-	-	-	-

	439	-	-	439

	829	-	-	829

	2023
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	114	-	-	114
- Private securities - NO	-	-	-	-

	114	-	-	114

Cash and cash equivalents:
- Mutual funds	96	-	-	96
- Public securities	-	-	-	-

	96	-	-	96

	210	-	-	210